Financial Instruments - Summary of Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Mandatorily at FVTPL	$ 5,436,280	$ 195,973	$ 6,523,583
Measured at amortized cost (Note 1)	200,732,680	7,236,218	147,521,583
Trade receivables, net	115,462,210	4,162,300	91,833,989
Held for trading	417,660	15,056	1,537,208
Financial liabilities for hedging	11,497,896	414,488	11,188,244
Measured at amortized cost (Note 2)	339,445,544	12,236,683	304,737,749
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments	943,354	34,007	728,398
Debt instruments	1,076,458	38,805	1,012,736
Trade receivables, net	$ 6,092,462	$ 219,627	$ 626,413